Bank overview	12 Months Ended
Mar. 31, 2013
Bank overview

1. Bank overview

HDFC Bank Limited (the “Bank”) was incorporated in August 1994 with its registered office in Mumbai, India. The Bank is a banking company governed by India’s Banking Regulation Act, 1949. The Bank’s shares are listed on the Bombay Stock Exchange Ltd. and The National Stock Exchange of India Ltd., its ADSs are listed on the New York Stock Exchange and its GDRs are listed on the Luxembourg Stock Exchange.

The Bank’s largest shareholder is Housing Development Finance Corporation Limited (“HDFC Limited”), which, along with its subsidiaries, owns 22.8% of the Bank’s equity as of March 31, 2013. The remainder of the Bank’s equity is widely held by the public and by foreign and Indian institutional investors.

By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs.10.0 to Rs. 2.0 per equity share effective as of July 16, 2011. All share/ADS and per share/ADS data have been retroactively restated to reflect the effect of stock split. One ADS continues to represent three shares.

The Bank’s principal business activities are retail banking, wholesale banking and treasury services. The Bank’s retail banking division provides a variety of deposit products as well as loans, credit cards, debit cards, third-party mutual funds and insurance, investment advisory services, depositary services, trade finance, foreign exchange and derivative services and sale of gold bars. Through its wholesale banking operations, the Bank provides loans, deposit products, documentary credits, guarantees, bullion trading, foreign exchange, and derivative products. It also provides cash management services, clearing and settlement services for stock exchanges, tax and other collections for the government, custody services for mutual funds and correspondent banking services. The Bank’s treasury group manages its debt securities and money market operations and its foreign exchange and derivative products.